Organization and Description of Business (Details) $ / shares in Units, ¥ in Millions	1 Months Ended				12 Months Ended
	Aug. 30, 2021 $ / shares shares	Jan. 29, 2021 USD ($) shares	Apr. 22, 2020 USD ($) shares	Apr. 29, 2019 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Feb. 16, 2021 USD ($)	Nov. 03, 2020 $ / shares	Aug. 21, 2018 shares	Nov. 03, 2015 USD ($)	Nov. 03, 2015 CNY (¥)	Jan. 05, 2015 shares
Organization and Description of Business (Details) [Line Items]
Ordinary shares (in Shares) | shares										50,000,000
Public offering price, per share (in Dollars per share) | $ / shares									$ 0.001
Gross proceeds					$ 3,535,000		$ 8,772,754
Reverse stock split (in Shares) | shares	1,988,000
Number of shares issued (in Shares) | shares													50,000
Ordinary shares, reverse stock split (in Shares) | shares	1,428,000
Private equity fund								$ 4,800,000
ATIF HK [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage					100.00%
Asia Era Fund [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage					100.00%
LGC [Member]
Organization and Description of Business (Details) [Line Items]
Total consideration			$ 22,920,000
Cash consideration			$ 1,850,000
Number of shares issued (in Shares) | shares		5,555,548
Ordinary shares, reverse stock split (in Shares) | shares	1,111,110
Payment of principal amount		$ 2,300,000
Interest rate		10.00%
Amount of unpaid principal amount		$ 2,300,000
Business Combination [Member] | ATIF HK [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage			51.20%
Business Combination [Member] | LGC [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage		51.20%	51.20%
Total consideration			$ 22,920,000
Shares issued as consideration (in Shares) | shares			9,940,002
Fair value of stock issued			$ 21,070,000.00
Equity interest					51.20%
ATIF-1, LP [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest								31.25%
Qianhai [Member]
Organization and Description of Business (Details) [Line Items]
Registered Capital											$ 750,000	¥ 5
Initial Public Offering [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares (in Shares) | shares	414,935			2,074,672
Public offering price, per share (in Dollars per share) | $ / shares	$ 25			$ 5
Gross proceeds				$ 10,400,000
Gross proceeds				$ 8,800,000
Initial Public Offering [Member] | Business Combination [Member] | LGC [Member]
Organization and Description of Business (Details) [Line Items]
Shares issued as consideration (in Shares) | shares			9,940,002